Vessels, net - Additional Information (Detail) $ in Thousands	Jun. 30, 2020 USD ($) Vessels	Dec. 31, 2019 USD ($) Vessels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 886	$ 1,159
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost	912,800	1,374,000
Property, plant and equipment, net	$ 673,900	$ 1,053,000
Number of vessels contracted | Vessels	16	25
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,455,000	$ 1,487,000